UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2009

Date of reporting period:	07/31/2009

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.9%
Banks	18.4
Beverages, Food & Tobacco	3.6
Building Materials	2.2
Chemicals	2.8
Commercial Services & Supplies	2.6
Communications	11.5
Computers & Information	1.1
Electric Utilities	2.3
Electrical Equipment	3.9
Electronics	1.7
Engineering & Construction	2.5
Financial Services	0.8
Food	0.9
Food Retailers	1.0
Health Care Providers & Services	2.6
Home Construction, Furnishings & Appliances	0.8
Household Products	1.1
Insurance	3.6
Iron & Steel	1.4
Media	0.6
Medical Supplies	0.6
Metals & Mining	5.7
Oil & Gas	11.6
Pharmaceuticals	3.5
Real Estate	1.6
Retailers	3.5
Semiconductors	5.7
Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 97.4%

Brazil – 14.8%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*	225,956	$2,240,486
Banco Bradesco SA - ADR (Banks)	217,900	3,436,283
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	38,000	1,778,400
Itau Unibanco Banco Multiplo SA - ADR (Banks)	173,360	3,101,410
JBS SA (Beverages, Food & Tobacco)	624,900	2,481,849
Petroleo Brasileiro SA - ADR (Oil & Gas)	202,646	8,357,121
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	109,000	2,693,233
Vale SA - Sponsored ADR (Metals & Mining)	239,240	4,720,205
		28,808,987
Chile – 2.6%
Banco Santander - ADR (Banks)	44,836	2,201,896
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	79,000	2,827,410
		5,029,306
China – 12.8%
Anhui Conch Cement Co., Ltd. (Building Materials)	340,000	2,447,646
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,500,000	3,262,654
China Insurance International Holdings Co., Ltd. (Insurance)*	864,000	2,606,791
China Mobile Ltd. - Sponsored ADR (Communications)	84,889	4,454,126
China Overseas Land & Investment Ltd. (Real Estate)	1,308,000	3,203,568
Hengan International Group Co., Ltd. (Health Care Providers & Services)	867,000	5,038,739
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,231,000	2,821,956
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	432,000	1,128,572
		24,964,052
Colombia – 1.0%
BanColombia SA - Sponsored ADR (Banks)	59,170	1,899,949

Czech Republic – 1.0%
Central European Media Enterprises Ltd. (Media)*	2,210	46,675
CEZ (Electric Utilities)	35,950	1,933,516
		1,980,191
Egypt – 0.6%
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	29,354	1,175,175

Greece – 0.9%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	77,330	1,768,540

Hungary – 0.6%
Richter Gedeon Nyrt (Pharmaceuticals)	5,450	1,077,773

See Notes to Financial Statements

	Shares	Value (1)

India – 7.1%
Axis Bank Ltd. (Banks)	137,900	$2,637,371
Bharti Airtel-Ventures Ltd. (Communications)	362,700	3,098,194
HDFC Bank Ltd. - ADR (Banks)	35,603	3,480,905
Hindustan Unilever Ltd. (Household Products)	346,700	2,107,644
NTPC Ltd. (Electric Utilities)	562,900	2,530,874
		13,854,988
Indonesia – 2.7%
PT Bank Rakyat Indonesia (Banks)	3,381,000	2,487,355
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,230	2,798,404
		5,285,759
Israel – 3.2%
Israel Chemicals Ltd. (Chemicals)	233,130	2,724,455
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	65,400	3,488,436
		6,212,891
Luxembourg – 1.3%
Millicom International Cellular SA (Communications)*	35,100	2,602,665

Malaysia – 1.2%
Public Bank Berhad (Banks)	711,700	2,101,445
Public Bank Berhad (Banks)	106,425	307,992
		2,409,437
Mexico – 6.0%
America Movil SA de CV, Series L - ADR (Communications)	89,950	3,868,749
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	10,305	457,336
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	630,180	1,561,495
Grupo Televisa SA - Sponsored ADR (Media)	63,000	1,139,670
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	856,100	1,480,303
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	94,115	3,190,499
		11,698,052
Panama – 1.0%
Copa Holdings SA - Class A (Airlines)	46,000	1,864,840

Peru – 1.2%
Credicorp Ltd. (Banks)	33,800	2,254,460

Philippines – 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	19,155	1,008,894

Poland – 2.0%
Bank Pekao SA (Banks)*	48,954	2,446,884

See Notes to Financial Statements

	Shares	Value (1)

Poland (continued)
Central European Distribution Corp. (Beverages, Food & Tobacco)*	53,250	$1,528,808
		3,975,692
Russia – 5.2%
Lukoil - Sponsored ADR (Oil & Gas)	80,978	4,048,900
OAO Gazprom - Sponsored ADR (Oil & Gas)	200,300	4,128,158
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	117,256	1,887,371
		10,064,429
South Africa – 8.7%
Impala Platinum Holdings Ltd. (Metals & Mining)	193,524	4,678,256
Massmart Holdings Ltd. (Retailers)	180,000	1,761,109
MTN Group Ltd. (Communications)	276,050	4,547,761
Murray & Roberts Holdings Ltd. (Building Materials)	10,700	65,771
Pretoria Portland Cement Co., Ltd. (Building Materials)	454,000	1,696,886
SABMiller plc (Beverages, Food & Tobacco)	52,000	1,214,933
Sasol Ltd. (Oil & Gas)	34,854	1,255,218
Standard Bank Group Ltd. (Banks)	137,768	1,655,670
		16,875,604
South Korea – 9.0%
KB Financial Group Inc. - ADR (Banks)*	57,523	2,468,312
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	19,890	5,885,185
Samsung Electronics Co., Ltd., Reg S - GDR (Semiconductors)	6,691	1,247,078
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	25,860	4,333,524
Shinsegae Co., Ltd. (Retailers)	4,380	1,892,042
Taewoong Co., Ltd. (Metals & Mining)	24,900	1,777,609
		17,603,750
Taiwan – 8.8%
Delta Electronics (Electrical Equipment)	1,427,189	3,696,992
HTC Corp. (Computers & Information)*	164,000	2,236,438
MediaTek Inc. (Semiconductors)	273,816	3,934,256
Synnex Technology International Corp. (Electronics)*	1,702,300	3,299,649
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,155,578	3,868,975
		17,036,310
Thailand – 2.9%
PTT Exploration & Production plc (Oil & Gas)	649,000	2,669,997
Siam Commercial Bank-Alien (Banks)	1,319,970	2,996,406
		5,666,403
Turkey – 1.2%
Turkiye Garanti Bankasi AS (Banks)*	645,000	2,279,062

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 1.1%
Hikma Pharmaceuticals plc (Pharmaceuticals)	305,920	$2,221,486

Total Common Stocks (Cost $161,179,825)		189,618,695

Preferred Stocks – 1.0%

Russia – 1.0%
Transneft (Oil & Gas)	3,879	2,055,870

Total Preferred Stocks (Cost $2,510,017)		2,055,870

Rights – 0.0%

South Korea – 0.0%
KB Financial Group Inc. (Financial Services)*	4,468	45,350

Total Investments – 98.4% (Cost $163,689,842)		$191,719,915

Other Assets Less Liabilities — 1.6%		3,023,996

Net Assets — 100.00%		$194,743,911

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	1.0%
Banks	18.5
Beverages, Food & Tobacco	3.4
Building Materials	2.2
Chemicals	2.9
Commercial Services & Supplies	2.6
Communications	11.5
Computers & Information	1.2
Electric Utilities	2.3
Electrical Equipment	3.9
Electronics	1.6
Engineering & Construction	2.4
Financial Services	0.8
Food	0.9
Food Retailers	1.0
Health Care Providers & Services	2.7
Home Construction, Furnishings & Appliances	0.7
Household Products	1.2
Insurance	3.5
Iron & Steel	1.4
Media	0.6
Medical Supplies	0.5
Metals & Mining	5.7
Oil & Gas	11.5
Pharmaceuticals	3.6
Real Estate	1.6
Retailers	3.4
Semiconductors	5.7
Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 97.2%

Brazil – 14.8%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,725,782	$17,112,136
Banco Bradesco SA - ADR (Banks)	1,693,000	26,698,610
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	286,000	13,384,800
Itau Unibanco Banco Multiplo SA - ADR (Banks)	1,372,871	24,560,662
JBS SA (Beverages, Food & Tobacco)	4,621,700	18,355,512
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,503,184	61,991,308
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	820,000	20,261,021
Vale SA - Sponsored ADR (Metals & Mining)	1,886,500	37,220,645
		219,584,694
Chile – 2.5%
Banco Santander - ADR (Banks)	342,744	16,832,158
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	586,100	20,976,519
		37,808,677
China – 12.9%
Anhui Conch Cement Co., Ltd. (Building Materials)	2,676,000	19,264,414
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	18,105,000	23,628,141
China Insurance International Holdings Co., Ltd. (Insurance)	6,497,000	19,602,223
China Mobile Ltd. - Sponsored ADR (Communications)	666,461	34,969,209
China Overseas Land & Investment Ltd. (Real Estate)	9,850,000	24,124,730
Hengan International Group Co., Ltd. (Health Care Providers & Services)	6,909,000	40,152,994
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	25,254,000	22,056,851
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	3,004,000	7,847,757
		191,646,319
Colombia – 1.0%
BanColombia SA - Sponsored ADR (Banks)	454,000	14,577,940

Czech Republic – 1.1%
Central European Media Enterprises Ltd. (Media)*	16,870	356,294
CEZ (Electric Utilities)	300,800	16,178,070
		16,534,364
Egypt – 0.6%
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	222,090	8,891,277

Greece – 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	519,900	11,890,131

Hungary – 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	39,800	7,870,708

See Notes to Financial Statements

	Shares	Value (1)

India – 7.2%
Axis Bank Ltd. (Banks)	1,056,000	$20,196,259
Bharti Airtel-Ventures Ltd. (Communications)	2,755,216	23,535,132
HDFC Bank Ltd. - ADR (Banks)	278,897	27,267,760
Hindustan Unilever Ltd. (Household Products)	2,872,000	17,459,342
NTPC Ltd. (Electric Utilities)	4,132,500	18,580,276
		107,038,769
Indonesia – 2.7%
PT Bank Rakyat Indonesia (Banks)	24,702,500	18,173,290
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	606,550	21,423,346
		39,596,636
Israel – 3.3%
Israel Chemicals Ltd. (Chemicals)	1,863,900	21,782,319
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	511,100	27,262,074
		49,044,393
Luxembourg – 1.4%
Millicom International Cellular SA (Communications)	286,400	21,236,560

Malaysia – 1.2%
Public Bank Berhad (Banks)	5,950,582	17,548,705

Mexico – 5.9%
America Movil SA de CV, Series L - ADR (Communications)	690,400	29,694,104
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	71,598	3,177,519
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	4,464,540	11,062,487
Grupo Televisa SA - Sponsored ADR (Media)	495,000	8,954,550
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)	6,055,700	10,471,057
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	711,307	24,113,308
		87,473,025
Panama – 1.0%
Copa Holdings SA - Class A (Airlines)	352,000	14,270,080

Peru – 1.2%
Credicorp Ltd. (Banks)	258,000	17,208,600

Philippines – 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	123,115	6,484,467

Poland – 2.0%
Bank Pekao SA (Banks)	367,961	18,391,918
Central European Distribution Corp. (Beverages, Food & Tobacco)	413,900	11,883,069
		30,274,987

See Notes to Financial Statements

	Shares	Value (1)

Russia – 5.2%
Lukoil - Sponsored ADR (Oil & Gas)	611,394	$30,569,700
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,562,785	32,208,807
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)	892,585	14,367,184
		77,145,691
South Africa – 8.3%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,380,416	33,370,226
Massmart Holdings Ltd. (Retailers)	1,340,000	13,110,480
MTN Group Ltd. (Communications)	2,036,300	33,546,838
Murray & Roberts Holdings Ltd. (Building Materials)	79,127	486,377
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,489,000	13,040,609
SABMiller plc (Beverages, Food & Tobacco)	356,700	8,333,972
Sasol Ltd. (Oil & Gas)	246,022	8,860,140
Standard Bank Group Ltd. (Banks)	1,041,216	12,513,140
		123,261,782
South Korea – 8.9%
KB Financial Group Inc. - ADR (Banks)	433,928	18,619,850
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	150,020	44,388,913
Samsung Electronics Co., Ltd., Reg S - GDR (Semiconductors)	51,559	9,609,639
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	191,800	32,141,145
Shinsegae Co., Ltd. (Retailers)	31,200	13,477,556
Taewoong Co., Ltd. (Metals & Mining)	196,000	13,992,427
		132,229,530
Taiwan – 8.8%
Delta Electronics (Electrical Equipment)	11,246,751	29,133,600
HTC Corp. (Computers & Information)	1,253,000	17,086,929
MediaTek Inc. (Semiconductors)	2,091,144	30,046,073
Synnex Technology International Corp. (Electronics)	12,585,500	24,395,071
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	16,400,640	29,436,960
		130,098,633
Thailand – 3.1%
PTT Exploration & Production plc (Oil & Gas)	5,196,200	21,377,255
Siam Commercial Bank-Alien (Banks)	10,615,500	24,097,778
		45,475,033
Turkey – 1.2%
Turkiye Garanti Bankasi AS (Banks)	4,860,000	17,172,467

United Kingdom – 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,463,200	17,886,915

Total Common Stocks (Cost $1,119,668,728)		1,442,250,383

See Notes to Financial Statements

	Shares	Value (1)

Preferred Stocks – 1.1%

Brazil – 0.1%
Petroleo Brasileiro SA - ADR (Oil & Gas)	54,000	$1,819,800

Russia – 1.0%

Oil & Gas – 1.0%
Transneft (Oil & Gas)	27,400	14,522,000

Total Preferred Stocks (Cost $10,022,451)		16,341,800

Rights – 0.0%

South Korea – 0.0%
KB Financial Group Inc. (Financial Services)#	33,709	342,146

Total Investments – 98.3% (Cost $1,129,691,179)		$1,458,934,329

Other Assets Less Liabilities — 1.7%		24,867,503

Net Assets — 100.00%		$1,483,801,832

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Banks	7.7%
Beverages, Food & Tobacco	13.4
Chemicals	5.6
Commercial Services & Supplies	5.5
Communications	6.4
Computer Software & Processing	3.0
Cosmetics & Personal Care	2.0
Electrical Equipment	8.9
Electronics	2.2
Financial Services	3.2
Health Care Providers & Services	1.3
Heavy Machinery	2.2
Holding Companies-Diversified	2.2
Insurance	2.5
Machinery - Diversified	1.7
Media	4.7
Medical Supplies	5.0
Oil & Gas	10.0
Oil & Gas Services	1.6
Pharmaceuticals	2.2
Real Estate	1.5
Retailers	3.1
Semiconductors	2.2
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 97.5%

Australia – 1.6%
Cochlear Ltd. (Medical Supplies)	91,500	$4,247,594

Austria – 1.9%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	141,620	4,933,540

Bermuda – 3.2%
Bunge Ltd. (Beverages, Food & Tobacco)	118,580	8,297,043

Brazil – 0.8%
Petroleo Brasileiro SA - ADR (Oil & Gas)	52,888	2,181,101

Canada – 3.5%
EnCana Corp. (Oil & Gas)	77,282	4,146,179
Imperial Oil Ltd. (Oil & Gas)	127,290	5,091,600
		9,237,779
China – 2.2%
China Resources Enterprise (Financial Services)	2,256,000	5,670,331

Finland – 2.2%
Nokia Oyj - Sponsored ADR (Communications)	442,540	5,903,484

France – 14.3%
Air Liquide (Chemicals)	89,502	9,343,513
Dassault Systemes SA (Computer Software & Processing)	155,200	7,760,123
L’Oreal SA (Cosmetics & Personal Care)	61,870	5,361,599
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	58,930	5,314,655
Schlumberger Ltd. (Oil & Gas Services)	79,600	4,258,600
Schneider Electric SA (Electrical Equipment)	60,450	5,486,349
		37,524,839
Germany – 5.5%
Allianz SE (Insurance)	66,900	6,597,933
Fresenius AG (Health Care Providers & Services)	69,968	3,440,827
Qiagen NV (Commercial Services & Supplies)*	232,870	4,438,130
		14,476,890
Hong Kong – 3.0%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	477,000	3,555,704
Li & Fung Ltd. (Commercial Services & Supplies)	1,460,200	4,256,885
		7,812,589
Indonesia – 2.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	146,840	5,186,389

See Notes to Financial Statements

	Shares	Value (1)

Israel – 0.9%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	44,160	$2,355,494

Japan – 15.6%
Fanuc Ltd. (Electrical Equipment)	63,900	5,229,115
Hoya Corp. (Electronics)	233,400	5,648,430
JSR Corp. (Chemicals)	295,200	5,340,700
Jupiter Telecommunications Co., Ltd. (Media)	5,815	4,889,821
Keyence Corp. (Electrical Equipment)	32,865	6,479,202
Kubota Corp. (Machinery - Diversified)	494,300	4,467,910
Nomura Holdings Inc. (Financial Services)	318,100	2,796,785
So-net M3 Inc. (Commercial Services & Supplies)	589	2,090,063
Sumitomo Realty & Development Co., Ltd. (Real Estate)	190,000	3,898,823
		40,840,849
Malaysia – 2.2%
Sime Darby Berhad (Holding Companies-Diversified)	2,459,810	5,761,865

Mexico – 4.4%
America Movil SA de CV, Series L - ADR (Communications)	133,200	5,728,932
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	168,820	5,722,998
		11,451,930
Poland – 0.9%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	47,560	2,380,411

Russia – 2.1%
OAO Gazprom - Sponsored ADR (Oil & Gas)	269,570	5,555,805

Singapore – 3.4%
DBS Group Holdings Ltd. (Banks)	547,083	5,278,265
Olam International Ltd. (Beverages, Food & Tobacco)	2,116,900	3,727,356
		9,005,621
South Africa – 0.7%
Sasol Ltd. (Oil & Gas)	51,641	1,859,779

South Korea – 2.2%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	19,620	5,805,488

Sweden – 2.2%
Atlas Copco AB - Class A (Heavy Machinery)	479,600	5,709,783

Switzerland – 8.9%
Alcon Inc. (Medical Supplies)	48,070	6,133,732
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	206,650	8,489,182
Roche Holding AG - Genusschein (Pharmaceuticals)	22,150	3,492,256
Swatch Group AG (Retailers)	12,949	2,366,481

See Notes to Financial Statements

	Shares	Value (1)

Switzerland (continued)
Synthes Inc. (Medical Supplies)	25,120	$2,822,507
		23,304,158
Taiwan – 2.4%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,500,126	6,282,259

United Kingdom – 11.4%
BG Group plc (Oil & Gas)	346,980	5,785,561
Standard Chartered plc (Banks)	317,810	7,535,423
Tesco plc (Beverages, Food & Tobacco)	842,380	5,156,055
Unilever plc (Beverages, Food & Tobacco)	158,825	4,189,681
WPP plc (Media)	947,820	7,305,311
		29,972,031

Total Common Stocks (Cost $212,854,423)		255,757,052

Preferred Stocks – 0.6%

Brazil – 0.6%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	47,400	1,597,380

Total Preferred Stocks (Cost $1,475,107)		1,597,380

Total Investments – 98.1% (Cost $214,329,530)		$257,354,432

Other Assets Less Liabilities — 1.9%		5,044,006

Net Assets — 100.00%		$262,398,438

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Apparel	2.1%
Banks	5.0
Beverages, Food & Tobacco	8.3
Biotechnology	0.7
Chemicals	6.0
Commercial Services & Supplies	4.8
Communications	8.0
Computer Software & Processing	6.3
Computers & Information	1.4
Cosmetics & Personal Care	5.6
Electrical Equipment	6.0
Financial Services	2.4
Gold and Silver Ores	1.5
Health Care Providers & Services	1.1
Holding Companies-Diversified	3.1
Internet	7.1
Media	0.9
Medical Supplies	3.2
Miscellaneous Manufacturing	2.3
Office/Business Equip	0.9
Oil & Gas	6.6
Oil & Gas Services	1.9
Pharmaceuticals	6.7
Retailers	6.0
Toys/Games/Hobbies	0.7
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 98.6%

Australia – 2.7%
Cochlear Ltd. (Medical Supplies)	15,130	$702,362
Rio Tinto Ltd. (Gold and Silver Ores)	17,613	885,096
		1,587,458
Austria – 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	13,600	473,776

Bermuda – 2.6%
Bunge Ltd. (Beverages, Food & Tobacco)	21,870	1,530,244

Canada – 2.1%
EnCana Corp. (Oil & Gas)	22,890	1,228,048

China – 2.0%
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	368,000	1,197,636

Denmark – 0.9%
Novo Nordisk A/S, Series B (Pharmaceuticals)	9,600	560,495

France – 7.6%
Air Liquide (Chemicals)	9,129	953,017
Dassault Systemes SA (Computer Software & Processing)	12,850	642,510
L’Oreal SA (Cosmetics & Personal Care)	13,610	1,179,431
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	6,784	611,821
Schlumberger Ltd. (Oil & Gas Services)	20,590	1,101,565
		4,488,344
Germany – 3.0%
Fresenius AG (Health Care Providers & Services)	13,020	640,287
Qiagen NV (Commercial Services & Supplies)*	27,278	519,875
SAP AG - Sponsored ADR (Computer Software & Processing)	12,630	596,767
		1,756,929
Hong Kong – 2.1%
Li & Fung Ltd. (Commercial Services & Supplies)	429,800	1,252,985

Indonesia – 1.4%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	23,780	839,910

Israel – 1.3%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	15,000	800,100

Japan – 7.1%
Canon Inc. - Sponsored ADR (Office/Business Equip)	14,600	540,492
Fanuc Ltd. (Electrical Equipment)	6,800	556,463

See Notes to Financial Statements

	Shares	Value (1)

Japan (continued)
JSR Corp. (Chemicals)	39,200	$709,199
Keyence Corp. (Electrical Equipment)	7,060	1,391,851
Nintendo Co., Ltd. (Toys/Games/Hobbies)	1,500	405,045
So-net M3 Inc. (Commercial Services & Supplies)	166	589,050
		4,192,100
Malaysia – 1.1%
Sime Darby Berhad (Holding Companies-Diversified)	283,157	663,268

Mexico – 1.5%
America Movil SA de CV, Series L - ADR (Communications)	20,700	890,307

Russia – 2.0%
OAO Gazprom - Sponsored ADR (Oil & Gas)	57,400	1,183,007

Singapore – 3.7%
Olam International Ltd. (Beverages, Food & Tobacco)	1,250,100	2,201,128

South Africa – 1.0%
Sasol Ltd. (Oil & Gas)	15,930	573,697

Sweden – 0.9%
Telefonaktiebolaget LM Ericsson - Class B - Sponsored ADR (Communications)	58,200	565,704

Switzerland – 7.4%
Logitech International SA (Computers & Information)*	49,581	829,986
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	14,855	610,243
Novartis AG - Registered (Pharmaceuticals)	13,320	608,244
Roche Holding AG - Genusschein (Pharmaceuticals)	3,497	551,351
Sonova Holding AG (Medical Supplies)	8,780	774,081
Swatch Group AG (Retailers)	3,300	603,088
Synthes Inc. (Medical Supplies)	3,840	431,466
		4,408,459
United Kingdom – 4.0%
RPS Group plc (Commercial Services & Supplies)	146,300	466,151
Standard Chartered plc (Banks)	57,800	1,370,465
WPP plc (Media)	71,970	554,708
		2,391,324
United States – 43.4%
3M Co. (Miscellaneous Manufacturing)	19,470	1,373,024
Abbott Laboratories (Pharmaceuticals)	19,680	885,403
Adobe Systems Inc. (Computer Software & Processing)*	41,690	1,351,590
Charles Schwab Corp. (Financial Services)	28,500	509,295
Cisco Systems Inc. (Communications)*	77,015	1,695,100

See Notes to Financial Statements

	Shares	Value (1)

United States (continued)
Coach Inc. (Apparel)	42,900	$1,269,411
Colgate-Palmolive Co. (Cosmetics & Personal Care)	14,150	1,025,026
eBay Inc. (Internet)*	79,700	1,693,625
Emerson Electric Co. (Electrical Equipment)	44,570	1,621,457
Exxon Mobil Corp. (Oil & Gas)	13,590	956,600
Genzyme Corp. (Biotechnology)*	8,050	417,715
Google Inc. - Class A (Internet)*	3,227	1,429,722
JPMorgan Chase & Co. (Financial Services)	23,000	888,950
Medco Health Solutions Inc. (Pharmaceuticals)*	10,568	558,624
Oracle Corp. (Computer Software & Processing)	51,110	1,131,064
Praxair Inc. (Chemicals)	9,120	713,002
Procter & Gamble Co. (Cosmetics & Personal Care)	19,800	1,099,098
Qualcomm Inc. (Communications)	16,520	763,389
Sigma-Aldrich Corp. (Chemicals)	23,200	1,177,400
Staples Inc. (Retailers)	65,710	1,381,224
Walgreen Co. (Retailers)	50,550	1,569,578
Wells Fargo & Co. (Banks)	46,850	1,145,951
Yahoo! Inc. (Internet)*	78,500	1,124,120
		25,780,368

Total Common Stocks (Cost $46,845,407)		58,565,287

Total Investments – 98.6% (Cost $46,845,407)		$58,565,287

Other Assets Less Liabilities — 1.4%		812,505

Net Assets — 100.00%		$59,377,792

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.4%
Apparel	0.5
Automotive	2.8
Banks	2.9
Chemicals	9.7
Commercial Services & Supplies	5.7
Communications	1.9
Computers & Information	1.6
Cosmetics & Personal Care	1.1
Distribution/Wholesale	2.4
Electrical Equipment	1.9
Electronics	5.5
Engineering & Construction	3.0
Environmental Controls	2.3
Financial Services	3.9
Food	7.2
Gas	1.6
Gold and Silver Ores	1.6
Hand/Machine Tools	2.2
Health Care Providers & Services	2.3
Insurance	2.6
Machinery - Diversified	5.9
Media	1.2
Medical Supplies	3.7
Miscellaneous Manufacturing	7.2
Oil & Gas Services	1.7
Packaging & Containers	1.3
Pharmaceuticals	5.2
Retailers	3.9
Semiconductors	2.4
Textiles & Apparel	1.3
Transportation	1.2
Trucking & Leasing	0.8
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 98.7%

Australia – 7.4%
Bank of Queensland Ltd. (Banks)	8,794	$82,645
Bradken Ltd. (Engineering & Construction)	34,700	152,718
Imdex Ltd. (Gold and Silver Ores)	145,430	81,836
SAI Global Ltd. (Media)	26,800	64,213
		381,412
Austria – 2.8%
BWT AG (Environmental Controls)	3,286	67,533
Semperit AG Holding (Miscellaneous Manufacturing)	2,730	74,914
		142,447
Belgium – 1.3%
Sioen Industries NV (Textiles & Apparel)	11,960	64,613

Canada – 2.9%
GLV, Inc. - Class A (Machinery - Diversified)*	11,400	79,475
Laurentian Bank of Canada (Banks)	2,100	69,691
		149,166
China – 2.8%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	456,000	63,399
Chen Hsong Holdings Ltd. (Machinery - Diversified)	112,000	33,492
Dalian Refrigeration Co., Ltd. (Machinery - Diversified)	76,000	49,108
		145,999
Denmark – 2.0%
NKT Holding A/S (Miscellaneous Manufacturing)*	1,450	55,190
Topsil Semiconductor Materials (Semiconductors)*	280,000	50,372
		105,562
Finland – 2.3%
Vacon Oyj (Hand/Machine Tools)	1,437	55,277
Vaisala Oyj, Class A (Electronics)	1,823	65,322
		120,599
France – 4.1%
Boiron SA (Pharmaceuticals)	2,073	71,650
Robertet SA (Food)	550	61,926
Rubis (Gas)	990	80,391
		213,967
Germany – 5.4%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	67,374
Carl Zeiss Meditec AG (Medical Supplies)	3,570	50,171

See Notes to Financial Statements

	Shares	Value (1)

Germany (continued)
Drillisch AG (Communications)*	21,510	$96,556
Gerresheimer AG (Packaging & Containers)	2,920	65,470
		279,571
Hong Kong – 5.5%
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	544,000	90,347
Top Form International Ltd. (Apparel)*	540,000	27,961
Wasion Meters Group Ltd. (Electronics)	116,000	111,555
Yip’s Chemical Holdings Ltd. (Chemicals)	100,000	55,006
		284,869
Ireland – 2.9%
FBD Holdings plc (Insurance)	6,730	67,146
Grafton Group plc (Retailers)*	17,000	81,800
		148,946
Italy – 3.9%
Cembre S.p.A (Electrical Equipment)	11,880	60,374
Marr S.p.A (Distribution/Wholesale)	6,163	51,039
SABAF S.p.A (Electrical Equipment)	1,966	39,733
Sol S.p.A (Chemicals)	9,141	51,609
		202,755
Japan – 17.2%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	46,880
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	9,000	59,819
ASKUL Corp. (Retailers)	3,000	55,248
BML Inc. (Health Care Providers & Services)	2,800	65,761
C. Uyemura & Co., Ltd. (Chemicals)	1,300	56,255
LINTEC Corp. (Chemicals)	4,100	80,450
MIURA Co., Ltd. (Machinery - Diversified)	2,700	65,312
NAKANISHI Inc. (Pharmaceuticals)	900	63,203
Pasona Inc. (Commercial Services & Supplies)	85	57,625
PIGEON Corp. (Cosmetics & Personal Care)	1,600	57,600
Stella Chemifa Corp. (Chemicals)	2,800	102,718
TSUMURA & Co. (Pharmaceuticals)	1,500	48,456
VIC TOKAI Corp. (Computers & Information)	6,500	81,704
Yamatake Corp. (Electronics)	2,200	48,447
		889,478
Malaysia – 4.1%
MNRB Holdings Berhad (Insurance)	70,600	65,285
Supermax Corp. Berhad (Miscellaneous Manufacturing)	104,200	73,700

See Notes to Financial Statements

	Shares	Value (1)

Malaysia (continued)
United Plantations Berhad (Agriculture)	20,700	$74,521
		213,506
Netherlands – 2.6%
Brunel International (Commercial Services & Supplies)	2,527	57,627
Kas Bank NV (Financial Services)	4,938	77,407
		135,034
New Zealand – 1.1%
Sanford Ltd. (Food)	16,253	57,022

Singapore – 3.9%
Goodpack Ltd. (Trucking & Leasing)	55,000	38,917
KS Energy Services Ltd. (Oil & Gas Services)	98,000	88,958
Tat Hong Holdings Ltd. (Distribution/Wholesale)	99,000	74,422
		202,297
South Korea – 4.6%
Binggrae Co., Ltd. (Food)	1,700	60,601
Choong Ang Vaccine Laboratory (Pharmaceuticals)	8,160	83,945
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	94,763
		239,309
Spain – 1.2%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	142	63,707

Sweden – 3.4%
KABE Husvagnar AB, Class B (Miscellaneous Manufacturing)	9,600	70,839
Mekonomen AB (Automotive)	3,200	51,402
Studsvik AB (Environmental Controls)	7,100	53,117
		175,358
Switzerland – 1.1%
Lem Holding SA (Electronics)	246	58,756

Taiwan – 4.2%
K Laser Technology, Inc. (Miscellaneous Manufacturing)	75,723	30,644
Nak Sealing Technologies Corp. (Automotive)	56,000	46,808
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)*	123,390	64,969
Youngtek Electronic Corp. (Semiconductors)	39,250	74,959
		217,380
Thailand – 1.2%
Khon Kaen Sugar Industry plc (Food)	193,800	60,367

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 10.8%
Corin Group plc (Medical Supplies)	72,577	$79,920
Greggs plc (Food)	10,700	70,373
Hamworthy KSE (Machinery - Diversified)	15,852	78,550
PayPoint plc (Financial Services)	9,097	74,175
Rathbone Brothers plc (Financial Services)	4,030	50,478
Robert Wiseman Dairies plc (Food)	9,051	61,928
RPS Group plc (Commercial Services & Supplies)	28,526	90,892
Synergy Healthcare plc (Health Care Providers & Services)	6,313	51,780
		558,096

Total Common Stocks (Cost $5,973,208)		5,110,216

Preferred Stocks – 1.2%

Germany – 1.2%
Draegerwerk AG (Medical Supplies)	2,182	62,636

Total Preferred Stocks (Cost $103,330)		62,636

Total Investments – 99.9% (Cost $6,076,538)		$5,172,852

Other Assets Less Liabilities — 0.1%		7,189

Net Assets — 100.00%		$5,180,041

Summary of Abbreviations

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

July 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.9%
Airlines	0.7
Banks	21.8
Beverages, Food & Tobacco	8.5
Building Materials	5.6
Chemicals	3.2
Commercial Services & Supplies	2.7
Communications	9.5
Electric Utilities	2.1
Electrical Equipment	1.3
Engineering & Construction	4.1
Financial Services	4.7
Food	1.6
Heavy Machinery	0.3
Holding Companies-Diversified	3.8
Industrial - Diversified	1.2
Internet	1.3
Investment Companies	1.6
Iron & Steel	0.2
Lodging	1.9
Media	2.1
Metals & Mining	3.3
Oil & Gas	5.3
Pharmaceuticals	4.6
Real Estate	0.9
Textiles & Apparel	1.1
Transportation	2.7
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)

Common Stocks – 98.9%

Argentina – 1.1%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	41,398	$88,127

Bangladesh – 3.7%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	72,984
Power Grid Co., Ltd. of Bangladesh (Electric Utilities)	7,000	75,494
Square Pharmaceuticals Ltd. (Pharmaceuticals)	3,388	161,648
		310,126
Colombia – 8.3%
BanColombia SA - Sponsored ADR (Banks)	6,210	199,403
Cementos Argos SA - Sponsored ADR (Building Materials)#	7,440	166,112
Ecopetrol SA - Sponsored ADR (Oil & Gas)	3,200	88,224
Grupo de Inversiones Suramericana SA - ADR (Investment Companies)	6,300	133,426
Interconexion Electrica SA (Electric Utilities)	800	102,066
		689,231
Croatia – 2.6%
Atlantic Grupa (Beverages, Food & Tobacco)	1,230	126,312
Ericsson Nikola Tesla (Communications)	361	88,743
		215,055
Democratic Republic of Congo – 1.3%
Katanga Mining Ltd. (Metals & Mining)*	176,575	111,461

Egypt – 4.4%
Elswedy Cables Holdings Co. (Electrical Equipment)	8,393	106,622
Orascom Telecom Holding SAE - GDR (Communications)*	4,866	168,181
Oriental Weavers (Textiles & Apparel)	16,000	90,158
		364,961
Estonia – 1.0%
Tallink Group Ltd. (Transportation)*	179,840	79,461

Ghana – 0.4%
Ghana Commercial Bank (Banks)	68,600	34,380

Indonesia – 2.6%
PT Bank Rakyat Indonesia (Banks)	293,000	215,556

Jordan – 3.0%
Arab Bank (Banks)	10,500	186,996
Arab Potash Co. (Chemicals)	1,193	65,757
		252,753

See Notes to Financial Statements

	Shares	Value (1)

Kazakhstan – 3.1%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)*	18,799	$97,638
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)*	93,020	23,255
KazMunaiGas Exploration Production - GDR (Oil & Gas)	5,150	111,232
Steppe Cement Ltd. (Building Materials)*	31,250	21,111
		253,236
Kenya – 8.6%
Accesskenya (Internet)	336,200	105,227
East African Breweries Ltd. (Beverages, Food & Tobacco)	62,300	119,791
Equity Bank Ltd. (Banks)	380,000	83,393
Kenya Airways Ltd. (Airlines)	172,500	57,686
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	50,393
Nation Media Group (Media)	66,400	114,240
Safaricom Ltd. (Communications)*	3,726,400	182,122
		712,852
Lebanon – 1.0%
Banque Audi sal- Audi Saradar Group - GDR, Reg. S (Banks)	1,200	82,200

Lithuania – 0.8%
Teo Lt AB (Communications)	131,040	68,155

Mauritius – 2.6%
Mauritius Commercial Bank (Banks)	31,400	132,107
Sun Resorts Ltd. - Class A (Lodging)	42,340	83,085
		215,192
Morocco – 4.9%
Douja Prom Addoha (Real Estate)	4,620	78,697
Managem (Metals & Mining)*	1,522	53,916
Maroc Telecom (Communications)	7,400	136,752
Ona SA (Holding Companies-Diversified)	785	133,705
		403,070
Nigeria – 5.1%
Dangote Sugar Refinery plc (Agriculture)	844,530	98,358
Diamond Bank plc (Banks)	2,122,578	107,957
First Bank of Nigeria plc (Banks)	782,715	79,920
UAC of Nigeria plc (Holding Companies-Diversified)	579,880	133,258
		419,493
Pakistan – 1.1%
Engro Chemical Ltd. (Chemicals)	7,560	12,287
MCB Bank Ltd. (Banks)	12,650	24,466

See Notes to Financial Statements

	Shares	Value (1)

Pakistan (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	22,550	$50,532
		87,285
Peru – 3.8%
Cementos Lima (Building Materials)	7,612	71,390
Credicorp Ltd. (Financial Services)	3,200	213,440
Ferreyros SA (Heavy Machinery)	34,219	27,394
		312,224
Philippines – 1.0%
International Container Term Services Inc. (Transportation)	222,000	83,290

Poland – 0.1%
Ciech SA (Chemicals)*	588	6,758

Qatar – 2.8%
Industries Qatar (Chemicals)	6,150	177,286
Qatar Shipping Co. (Transportation)	7,100	57,712
		234,998
Romania – 2.7%
Albalact SA (Beverages, Food & Tobacco)*	636,200	74,610
Banca Transilvania (Banks)	217,790	106,536
SNP Petrom SA (Oil & Gas)*	535,400	45,974
		227,120
Senegal – 1.7%
Sonatel (Communications)	595	142,213

Serbia – 0.6%
Energoprojekt Holding ad Beograd (Holding Companies-Diversified)*	4,550	50,010

Sri Lanka – 2.7%
John Keells Holdings plc (Commercial Services & Supplies)	190,000	225,139

Thailand – 7.5%
Home Product Center plc (Building Materials)	548,900	93,553
Major Cineplex Group (Media)	274,800	56,930
Minor International plc (Lodging)	283,000	70,272
PTT Exploration & Production plc (Oil & Gas)	22,400	92,154
Siam Commercial Bank-Alien (Banks)	101,100	229,503
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	75,066
		617,478
Trinidad And Tobago – 2.4%
Neal & Massy Holdings Ltd. (Industrial - Diversified)	9,900	76,906

See Notes to Financial Statements

	Shares	Value (1)

Trinidad And Tobago (continued)
Republic Bank Ltd. (Banks)	6,250	$85,173
Trinidad Cement Ltd. (Building Materials)*	60,000	39,571
		201,650
Turkey – 3.3%
BIM Birlesik Magazalar AS (Food)	3,260	128,520
Turkiye Is Bankasi Series C (Banks)	41,336	143,263
		271,783
Ukraine – 4.6%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	23,360	214,723
Ferrexpo plc (Iron & Steel)	8,320	19,718
Kernel Holding SA (Agriculture)*	10,600	145,562
		380,003
United Arab Emirates – 6.2%
Arabtec Holding Co. (Engineering & Construction)*	452,000	342,262
Dubai Financial Market (Financial Services)	370,000	173,541
		515,803
United Kingdom – 3.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	30,700	222,933
Kazakhmys plc (Metals & Mining)	7,300	104,268
		327,201

Total Common Stocks (Cost $9,124,149)		8,198,264

Warrant – 0.1%

Thailand – 0.1%
Thai Vegetable Oil., Issued by Thai Vegetable Oil., Expires 05/18/2012 (Beverages, Food & Tobacco)*	34,520	5,985

Total Investments – 99.0% (Cost $9,126,386)		$8,204,249

Other Assets Less Liabilities — 1.0%		80,167

Net Assets — 100.00%		$8,284,416

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non–income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2009 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2009: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); International Small Companies Portfolio (“International Small Companies”) and Frontier Emerging Markets (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Emerging Markets Portfolio commenced operations on November 9, 1998. International Equity Portfolio commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LLC’s AMT Capital Fund, Inc.  Effective August 5, 2005, International Equity Portfolio launched Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies Portfolio commenced operations on March 26, 2007. Global Equity Portfolio commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Institutional Emerging Markets Portfolio commenced operations on October 17, 2005.  Frontier Emerging Markets Portfolio commenced operations on May 27, 2008.

On August 26, 2009, Harding Loevner LLC, investment adviser to the Fund, its parent company, HLM Holdings, Inc., and certain shareholders of HLM Holdings consummated an agreement with Affiliated Managers Group, Inc. (“AMG”) pursuant to which Harding Loevner LLC agreed to sell a majority interest in its business to AMG. AMG is a publicly traded Delaware corporation listed on the New York Stock Exchange, and whose affiliated investment management firms managed approximately $180 billion in assets as of June 30, 2009 (pro forma for pending investments).  As part of the transaction, Harding Loevner LLC transferred its business to a new entity, Harding Loevner LP, and AMG acquired a majority interest in Harding Loevner LP.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of July 31, 2009, there were four securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Such risks include the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments:

Institutional Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$28,808,987	$—	$—	$28,808,987
Chile	5,029,306	—	—	5,029,306
China	4,454,126	20,509,926	—	24,964,052
Colombia	1,899,949	—	—	1,899,949
Czech Republic	46,675	1,933,516	—	1,980,191
Egypt	—	1,175,175	—	1,175,175
Greece	—	1,768,540	—	1,768,540
Hungary	—	1,077,773	—	1,077,773
India	3,480,905	10,374,083	—	13,854,988
Indonesia	2,798,404	2,487,355	—	5,285,759
Israel	3,488,436	2,724,455	—	6,212,891
Luxembourg	2,602,665	—	—	2,602,665
Malaysia	—	2,409,437	—	2,409,437
Mexico	11,698,052	—	—	11,698,052
Panama	1,864,840	—	—	1,864,840
Peru	2,254,460	—	—	2,254,460
Philippines	1,008,894	—	—	1,008,894
Poland	1,528,808	2,446,884	—	3,975,692
Russia	4,048,900	6,015,529	—	10,064,429
South Africa	—	16,875,604	—	16,875,604
South Korea	2,468,312	15,135,438	—	17,603,750
Taiwan	—	17,036,310	—	17,036,310
Thailand	5,666,403	—	—	5,666,403
Turkey	—	2,279,062	—	2,279,062
United Kingdom	—	2,221,486	—	2,221,486
Total Common Stocks	83,148,122	106,470,573	—	189,618,695
Preferred Stocks
Russia	2,055,870	—	—	2,055,870
Total Preferred Stocks	2,055,870	—	—	2,055,870
Rights
South Korea	45,350	—	—	45,350
Total Investments	85,249,342	106,470,573	—	191,719,915
Total	$85,249,342	$106,470,573	$—	$191,719,915

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$219,584,694	$—	$—	$219,584,694
Chile	37,808,677	—	—	37,808,677
China	34,969,209	156,677,110	—	191,646,319
Colombia	14,577,940	—	—	14,577,940
Czech Republic	356,294	16,178,070	—	16,534,364
Egypt	—	8,891,277	—	8,891,277
Greece	—	11,890,131	—	11,890,131
Hungary	—	7,870,708	—	7,870,708
India	27,267,760	79,771,009	—	107,038,769
Indonesia	21,423,346	18,173,290	—	39,596,636
Israel	27,262,074	21,782,319	—	49,044,393
Luxembourg	21,236,560	—	—	21,236,560
Malaysia	—	17,548,705	—	17,548,705
Mexico	87,473,025	—	—	87,473,025
Panama	14,270,080	—	—	14,270,080
Peru	17,208,600	—	—	17,208,600
Philippines	6,484,467	—	—	6,484,467
Poland	11,883,069	18,391,918	—	30,274,987
Russia	30,569,700	46,575,991	—	77,145,691
South Africa	—	123,261,782	—	123,261,782
South Korea	18,619,850	113,609,680	—	132,229,530
Taiwan	—	130,098,633	—	130,098,633
Thailand	45,475,033	—	—	45,475,033
Turkey	—	17,172,467	—	17,172,467
United Kingdom	—	17,886,915	—	17,886,915
Total Common Stocks	636,470,378	805,780,005	—	1,442,250,383
Preferred Stocks
Brazil	1,819,800	—	—	1,819,800
Russia
Oil & Gas	14,522,000	—	—	14,522,000
Total Preferred Stocks	16,341,800	—	—	16,341,800
Rights
South Korea	342,146	—	—	342,146
Total Investments	653,154,324	805,780,005	—	1,458,934,329
Total	$653,154,324	$805,780,005	$—	$1,458,934,329

International Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$4,247,594	$—	$4,247,594
Austria	—	4,933,540	—	4,933,540
Bermuda	8,297,043	—	—	8,297,043
Brazil	2,181,101	—	—	2,181,101
Canada	9,237,779	—	—	9,237,779
China	—	5,670,331	—	5,670,331
Finland	5,903,484	—	—	5,903,484
France	4,258,600	33,266,239	—	37,524,839
Germany	—	14,476,890	—	14,476,890
Hong Kong	—	7,812,589	—	7,812,589
Indonesia	5,186,389	—	—	5,186,389
Israel	2,355,494	—	—	2,355,494
Japan	—	40,840,849	—	40,840,849
Malaysia	—	5,761,865	—	5,761,865
Mexico	11,451,930	—	—	11,451,930
Poland	—	2,380,411	—	2,380,411
Russia	—	5,555,805	—	5,555,805
Singapore	—	9,005,621	—	9,005,621
South Africa	—	1,859,779	—	1,859,779
South Korea	—	5,805,488	—	5,805,488
Sweden	—	5,709,783	—	5,709,783
Switzerland	14,622,914	8,681,244	—	23,304,158
Taiwan	—	6,282,259	—	6,282,259
United Kingdom	—	29,972,031	—	29,972,031
Total Common Stocks	63,494,734	192,262,318	—	255,757,052
Preferred Stocks
Brazil	1,597,380	—	—	1,597,380
Total Preferred Stocks	1,597,380	—	—	1,597,380
Total Investments	65,092,114	192,262,318	—	257,354,432
Total	$65,092,114	$192,262,318	$—	$257,354,432

Global Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$1,587,458	$—	$1,587,458
Austria	—	473,776	—	473,776
Bermuda	1,530,244	—	—	1,530,244
Canada	1,228,048	—	—	1,228,048
China	—	1,197,636	—	1,197,636
Denmark	—	560,495	—	560,495
France	1,101,565	3,386,779	—	4,488,344
Germany	596,767	1,160,162	—	1,756,929
Hong Kong	—	1,252,985	—	1,252,985
Indonesia	839,910	—	—	839,910
Israel	800,100	—	—	800,100
Japan	540,492	3,651,608	—	4,192,100
Malaysia	—	663,268	—	663,268
Mexico	890,307	—	—	890,307
Russia	—	1,183,007	—	1,183,007
Singapore	—	2,201,128	—	2,201,128
South Africa	—	573,697	—	573,697
Sweden	565,704	—	—	565,704
Switzerland	2,214,310	2,194,149	—	4,408,459
United Kingdom	—	2,391,324	—	2,391,324
United States	25,780,368	—	—	25,780,368
Total Common Stocks	36,087,815	22,477,472	—	58,565,287
Total Investments	36,087,815	22,477,472	—	58,565,287
Total	$36,087,815	$22,477,472	$—	$58,565,287

International Small Companies

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$381,412	$—	$381,412
Austria	—	142,447	—	142,447
Belgium	—	64,613	—	64,613
Canada	149,166	—	—	149,166
China	—	145,999	—	145,999
Denmark	—	105,562	—	105,562
Finland	—	120,599	—	120,599
France	—	213,967	—	213,967
Germany	—	279,571	—	279,571
Hong Kong	—	284,869	—	284,869
Ireland	67,146	81,800	—	148,946
Italy	—	202,755	—	202,755
Japan	—	889,478	—	889,478
Malaysia	—	213,506	—	213,506
Netherlands	—	135,034	—	135,034
New Zealand	—	57,022	—	57,022
Singapore	—	202,297	—	202,297
South Korea	—	239,309	—	239,309
Spain	—	63,707	—	63,707
Sweden	—	175,358	—	175,358
Switzerland	—	58,756	—	58,756
Taiwan	—	217,380	—	217,380
Thailand	60,367	—	—	60,367
United Kingdom	—	558,096	—	558,096
Total Common Stocks	276,679	4,833,537	—	5,110,216
Preferred Stocks
Germany	—	62,636	—	62,636
Total Preferred Stocks	—	62,636	—	62,636
Total Investments	276,679	4,896,173	—	5,172,852
Total	$276,679	$4,896,173	$—	$5,172,852

Frontier Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$88,127	$—	$—	$88,127
Bangladesh	310,126	—	—	310,126
Colombia	523,119	166,112	—	689,231
Croatia	—	215,055	—	215,055
Democratic Republic of Congo	111,461	—	—	111,461
Egypt	—	364,961	—	364,961
Estonia	79,461	—	—	79,461
Ghana	34,380	—	—	34,380
Indonesia	—	215,556	—	215,556
Jordan	—	252,753	—	252,753
Kazakhstan	23,255	229,981	—	253,236
Kenya	—	712,852	—	712,852
Lebanon	82,200	—	—	82,200
Lithuania	—	68,155	—	68,155
Mauritius	215,192	—	—	215,192
Morocco	—	403,070	—	403,070
Nigeria	419,493	—	—	419,493
Pakistan	—	87,285	—	87,285
Peru	312,224	—	—	312,224
Philippines	—	83,290	—	83,290
Poland	—	6,758	—	6,758
Qatar	—	234,998	—	234,998
Romania	—	227,120	—	227,120
Senegal	142,213	—	—	142,213
Serbia	—	50,010	—	50,010
Sri Lanka	—	225,139	—	225,139
Thailand	617,478	—	—	617,478
Trinidad And Tobago	201,650	—	—	201,650
Turkey	—	271,783	—	271,783
Ukraine	—	380,003	—	380,003
United Arab Emirates	—	515,803	—	515,803
United Kingdom	—	327,201	—	327,201
Total Common Stocks	3,160,379	5,037,885	—	8,198,264
Warrant
Thailand	5,985	—	—	5,985
Total Investments	3,166,364	5,037,885	—	8,204,249
Total	$3,166,364	$5,037,885	$—	$8,204,249

As of July 31, 2009, the Fund’s did not hold any investments with significant unobservable inputs (Level 3).

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they  receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.  The Board has appointed State Street Bank and Trust Company as the lending agent for the Funds. However, the Portfolios are not currently lending securities.  As of July 31, 2009, there were no securities on loan.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at July 31, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$15,622,412	$6,688,356	$8,934,056	$182,785,859
Emerging Markets	344,047,269	31,868,305	312,178,964	1,146,755,365
International Equity	61,230,873	18,663,979	42,566,894	214,787,538
Global Equity	12,125,683	898,819	11,226,864	47,338,423
International Small Companies	446,718	1,375,290	(928,572)	6,101,424
Frontier Emerging Markets	1,203,376	2,125,513	(922,137)	9,126,386

There was no unrealized appreciation (depreciation) on foreign currency for the Funds ended July 31, 2009.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2009.

5. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

7. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for, their effect on the Funds’ financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	September 18, 2009

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date:	September 18, 2009